Inventories - Schedule of Inventories (Details) - AUD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Inventories [Abstract]
Raw materials		$ 5,392,688	$ 5,678,351
Finished Goods		310,336	466,787
Consumables		194,627	57,022
Total inventories		$ 5,897,651	$ 6,202,160